Cover	Jan. 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	Evolv Technologies Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39417
Entity Tax Identification Number	84-4473840
Entity Address, Address Line One	500 Totten Pond Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	374-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001805385
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EVLV
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Class Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	EVLVW
Security Exchange Name	NASDAQ